CONVERTIBLE DEBENTURE PAYABLE (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Sep. 28, 2022	Dec. 31, 2022	Dec. 31, 2021	Oct. 12, 2022	Aug. 03, 2022	May 19, 2022
Debt face amount		$ 3,048,781				$ 3,048,781
Warrant to purchase shares		406,504
Debenture conversion description		The Debenture is convertible voluntarily by the Purchaser at any time into shares of our common stock, at the lesser of $7.50, representing 100% of the closing price of our common stock on the trading day immediately prior to the Closing Date, or 75% of the average VWAP of our common stock during the 5 trading day period immediately prior to the conversion date (the “Conversion Price”), or automatically upon the occurrence of a single public offering of our common stock which results in the listing of our common stock on a national securities exchange as defined in the Exchange Act (the “Qualified Offering”) into shares of our common stock at the lesser of the Conversion Price, or 75% of the offering price of the securities offered in the Qualified Offering
Proceeds from financing transition		$ 2,500,000
OID percentage		18.00%
Exercise price		$ 6
Adjusted exercise price		$ 3
Partial liquidated damages description		Company shall pay to the Purchaser as partial liquidated damages equal to the product of 2% of the principal amount not to exceed 24% of the aggregate principal. If the Company fails to pay the liquidated damages within seven days after the date payable, the Company will pay interest at 18% until such amounts are paid in full
Unamortized discount and issuance costs		$ 0	$ 402,465
Outstanding warrants		2,258,355	406,504
Fair market value of stock warrants		$ 4,359,583	$ 847,048
Conversion feature debt discount		980,000	980,000
Interest expense related to debt issuance costs		5,443	5,443
Interest expense		402,465	444,583
Debt issuance cost		0	0
Accrued expenses		189,700	189,700
General and administrative expenses		$ 7,606,218	3,882,706
Outstanding principal amount of debenture, percentage		130.00%
Accrued and unpaid interest, percentage		100.00%
Default penalties included in general and administrative expense		$ 915,000
Warrant to purchase additional shares of common stock		101,626
Warrant to purchase additional shares of common stock, expiry date		Mar. 29, 2029
Gain on extinguishment		$ 1,109,105
Debt issuance costs		$ 275,000
Warrant issued		4,054,055		60,000	10,000
Amortization Of Interest		$ 465,635	514,365
Interest Expense Related To The Original Issue Discount And Debt Issuance Costs		$ 423,782	$ 399,999
Registration Rights Agreement [Member] | Securities Purchase Agreement [Member]
Warrant exercisable per share	$ 1.35
Armistice Warrants [Member]
Warrant issued	1,750,225
Original Warrant	1,400,180
New Warrants	350,045